REDEEMABLE NON-CONTROLLING INTERESTS (Details) ¥ in Millions	12 Months Ended
Dec. 31, 2019 CNY (¥)
Noncontrolling Interest [Abstract]
Redeemable preferred shares issued	¥ 1,100
Percentage of redemption price increase Per Annum	10.00%
Accretion to redemption value of redeemable non-controlling interests	¥ 44